                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9-30-10

Check here if Amendment [ ]; Amendment Number:
                                               ------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:
Name: Wayzata Investment Partners LLC
Address: 701 East Lake Street, Suite 300
         Wayzata, MN 55391

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Patrick J. Halloran
Title: Manager
Phone: (952) 345-0700

Signature, Place, and Date of Signing:

/s/ Patrick J. Halloran
------------------------    Wayzata, MN     11-15-10
[Signature]                [City, State]      [Date]
Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this
     reporting manager are reported in this report.)
[ ]   13F  NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
[ ]   13F COMBINATION REPORT.  (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name
    28-
       ------------------       ------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers: 0
 Form 13F Information Table Entry Total: 6
 Form 13F Information Table Value Total: 895,996
                                       (thousands)
 List of Other Included Managers: NONE

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name
               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4  COLUMN 5   COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------------------------------------------------------------------------------------
          NAME OF            TITLE OF            VALUE   SHARES OR  INVESTMENT  OTHER       VOTING AUTHORITY
          ISSUER              CLASS     CUSIP   (x$1000)  PRIN AMT  DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------

DELTA AIR LINES INC DEL      COM NEW  247361702 $364,072 31,277,668    SOLE             31,277,668      0    0
DYNEGY INC DEL               COM      26817G300 $  8,627  1,771,400    SOLE              1,771,400      0    0
GLOBAL GEOPHYSICAL SVCS INC  COM      37946S107 $ 17,153  2,352,950    SOLE              2,352,950      0    0
OWENS CORNING NEW            COM      690742101 $402,790 15,715,553    SOLE             15,715,553      0    0
PAETEC HOLDING CORP          COM      695459107 $ 52,924 12,876,887    SOLE             12,876,887      0    0
SMURFIT-STONE CONTAINER CORP          83272A104 $ 50,430  2,745,246    SOLE              2,745,246      0    0
                                                --------
                                                $895,996
                                                ========